Financial instruments related to commodity contracts - Changes in fair value (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ (542)	$ (698)
Fair value as of the end of the period	(2,238)	(542)	$ (698)
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(282)	(283)	(223)
Impact on income	3,813	4,189	2,689
Settled contracts	(3,841)	(4,188)	(2,749)
Fair value as of the end of the period	(310)	(282)	(283)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(260)	(415)	416
Impact on income	676	1,588	1,220
Settled contracts	(2,348)	(686)	(2,057)
Other	4	(747)	6
Fair value as of the end of the period	$ (1,928)	$ (260)	$ (415)